UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service:	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

Registrant's telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

Item 1.	Reports to Stockholders

INDEX	SIM U.S. Core Managed Volatility Fund
SIM Global Core Managed Volatility Fund
SIM Income Fund
(collectively, the “SIM Funds”)

SEMI-ANNUAL
REPORT

For the period December 21, 2018* to April 30, 2019 (unaudited)

*Inception date

The SIM Funds

SIM U.S. Core Managed Volatility Fund

SIM Global Core Managed Volatility Fund

SIM Income Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

SEMI-ANNUAL REPORT

SIM U.S. Core Managed Volatility Fund

Portfolio Composition as of April 30, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	13.50%
Small Cap	7.60%
Mutual Funds:
Blend Broad Market	27.04%
Blend Large Cap	20.36%
Blend Small Cap	14.30%
Money Market Funds	16.46%
99.26%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

SIM U.S. Core Managed Volatility Fund

Schedule of InvestmentsApril 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 21.10%

LARGE CAP – 13.50%
iShares Edge MSCI Min Vol USA ETF	5,285	$317,523

SMALL CAP – 7.60%
SPDR SSGA US Small Cap Low Volatility Index ETF	1,898	178,616

TOTAL EXCHANGE TRADED FUNDS – 21.10%		496,139
(Cost: $471,802)

MUTUAL FUNDS – 61.70%

BLEND BROAD MARKET – 27.04%
DFA U.S. Core Equity 2 Portfolio Institutional Class	28,393	635,705

BLEND LARGE CAP – 20.36%
DFA U.S. Large Company Portfolio Institutional Class	21,045	478,551

BLEND SMALL CAP – 14.30%
DFA U.S. Micro Cap Portfolio Institutional Class	5,559	118,414
DFA U.S. Small Cap Portfolio Institutional Class	6,262	217,861
		336,275

TOTAL MUTUAL FUNDS – 61.70%		1,450,531
(Cost: $1,367,013)

MONEY MARKET FUNDS – 16.46%
Federated Institutional Prime Obligation Fund 2.52%*	386,710	386,826
(Cost: $386,826)

TOTAL INVESTMENTS – 99.26%
(Cost: $2,225,641)		2,333,496
Other assets, net of liabilities – 0.74%		17,376
NET ASSETS – 100.00%		$2,350,872

*Effective 7 day yield as of April 30, 2019

SEMI-ANNUAL REPORT

SIM Global Core Managed Volatility Fund

Portfolio Composition as of April 30, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	8.28%
International	6.32%
Small Cap	4.26%
Emerging Markets	1.69%
Mutual Funds:
Blend Broad Market	30.39%
Foreign Blend	19.97%
Emerging Market Stock	6.85%
Blend Small Cap	5.09%
Money Market Funds	16.38%
99.23%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

SIM Global Core Managed Volatility Fund

Schedule of InvestmentsApril 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 20.55%

EMERGING MARKET – 1.69%
iShares Edge MSCI Min Vol Emerging Markets ETF	992	$59,436

INTERNATIONAL – 6.32%
iShares Edge MSCI Min Vol EAFE ETF	3,089	222,501

LARGE CAP – 8.28%
iShares Edge MSCI Min Vol USA ETF	4,854	291,628

SMALL CAP – 4.26%
iShares Edge MSCI Min Vol USA Small-Cap ETF	4,531	149,885

TOTAL EXCHANGE TRADED FUNDS – 20.55%		723,450
(Cost: $693,240)

MUTUAL FUNDS – 62.30%

BLEND BROAD MARKET – 30.39%
DFA U.S. Core Equity 1 Portfolio Institutional Class	17,873	434,494
U.S. Vector Equity Portfolio Institutional Class	33,793	634,965
		1,069,459

BLEND SMALL CAP – 5.09%
DFA U.S. Small Cap Portfolio Institutional Class	5,148	179,087

EMERGING MARKET STOCK – 6.85%
DFA Emerging Markets Portfolio Institutional Class	5,430	153,903
DFA Emerging Markets Small Cap Portfolio Institutional Class	4,243	87,315
		241,218

See Notes to Financial Statements

SEMI-ANNUAL REPORT

SIM Global Core Managed Volatility Fund

Schedule of Investments - continuedApril 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
FOREIGN BLEND – 19.97%
DFA International Vector Equity Platform Class	31,306	$368,787
DFA Large Cap International Portfolio Institutional Class	14,721	334,167
		702,954

TOTAL MUTUAL FUNDS – 62.30%		2,192,718
(Cost: $2,088,515)

MONEY MARKET FUNDS – 16.38%
Federated Institutional Prime Obligation Fund 2.52%*	576,296	576,469
(Cost: $576,469)

TOTAL INVESTMENTS – 99.23%
(Cost: $3,358,224)		3,492,637
Other assets, net of liabilities – 0.77%		26,932
NET ASSETS – 100.00%		$3,519,569

*Effective 7 day yield as of April 30, 2019

SEMI-ANNUAL REPORT

SIM Income Fund

Portfolio Composition as of April 30, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Corporate	22.91%
Mutual Funds:
Aggregate Bond	34.02%
Foreign Aggregate Bond	33.00%
Money Market Funds	9.09%
99.02%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

SIM Income Fund

Schedule of InvestmentsApril 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 22.91%

CORPORATE – 22.91%
iShares Floating Rate Bond ETF	7,131	$363,396
VanEck Vectors Investment Grade Floating Rate ETF	21,614	545,754
		909,150

TOTAL EXCHANGE TRADED FUNDS – 22.91%		909,150
(Cost: $903,733)

MUTUAL FUNDS – 67.02%

AGGREGATE BOND – 34.02%
DFA Investment Grade Portfolio Institutional Class	124,168	1,349,709

FOREIGN AGGREGATE BOND – 33.00%
DFA Five-Year Global Fixed Income Portfolio Institutional Class	84,585	909,284
DFA Short-Duration Real Return Portfolio Institutional Class	40,422	400,181
		1,309,465

TOTAL MUTUAL FUNDS – 67.02%		2,659,174
(Cost: $2,619,644)

MONEY MARKET FUNDS – 9.09%
Federated Institutional Prime Obligation Fund 2.52%*	360,528	360,636
(Cost: $360,636)

TOTAL INVESTMENTS – 99.02%
(Cost: $3,884,013)		3,928,960
Other assets, net of liabilities – 0.98%		38,920
NET ASSETS – 100.00%		$3,967,880

*Effective 7 day yield as of April 30, 2019

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE SIM FUNDS

April 30, 2019 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE SIM FUNDS

Statements of Assets and Liabilities

	SIM U.S. Core Managed Volatility Fund	SIM Global Core Managed Volatility Fund	SIM Income Fund
ASSETS
Investments at value* (Note 1)	$2,333,496	$3,492,637	$3,928,960
Dividends and interest receivable	438	647	436
Due from advisor	16,777	19,846	24,524
Prepaid expenses	6,541	10,653	16,808
TOTAL ASSETS	2,357,252	3,523,783	3,970,728
LIABILITIES
Accrued administration, transfer agent and accounting fees	1,813	707	1,434
Accrued custody fees	1,020	1,173	989
Accrued filing and registration fees	2,274	—	—
Other accrued expenses	1,273	2,334	425
TOTAL LIABILITIES	6,380	4,214	2,848
NET ASSETS	$2,350,872	$3,519,569	$3,967,880
Net Assets Consist of:
Paid In Capital	$2,244,100	$3,389,862	$3,926,163
Distributable Earnings	106,772	129,707	41,717
Net Assets	$2,350,872	$3,519,569	$3,967,880
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Class Z Shares:
Net Assets	$2,350,872	$3,519,569	$3,967,880
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	194,964	297,058	388,132
Net Asset Value, Offering and Redemption Price Per Share	$12.06	$11.85	$10.22

* Identified cost of	$2,225,641	$3,358,224	$3,884,013

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE SIM FUNDS

Statements of Operations

THE SIM FUNDS

For the period December 21, 2018* to April 30, 2019 (unaudited)

	SIM U.S. Core Managed Volatility Fund	SIM Global Core Managed Volatility Fund	SIM Income Fund
INVESTMENT INCOME
Dividends	$5,922	$5,847	$10,481
Interest	1,156	1,755	2,183
Total investment income	7,078	7,602	12,664

EXPENSES
Investment advisory fees (Note 2)	3,809	5,744	5,562
Administrative services fees	952	1,436	1,854
Recordkeeping and administrative services (Note 2)	9,041	14,581	15,825
Accounting fees (Note 2)	5,801	9,800	9,434
Custodian fees	1,853	2,007	1,823
Transfer agent fees (Note 2)	5,806	8,683	9,667
Professional fees	4,083	6,916	8,000
Filing and registration fees	8,586	5,197	6,353
Trustee fees	2,072	1,798	1,764
Compliance fees	1,685	2,470	2,922
Insurance fees	1,047	1,343	1,673
Shareholder reports (Note 2)	1,912	954	2,667
Exchange fees	1,167	1,167	1,167
Organizational expenses	1,038	1,542	2,341
Other	55	3,021	1,950
Total expenses	48,907	66,659	73,002
Advisory fee waivers and reimbursed expenses (Note 2)	(40,717)	(54,310)	(57,057)
Net expenses	8,190	12,349	15,945
Net investment income (loss)	(1,112)	(4,747)	(3,281)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	29	41	51
Net increase (decrease) in unrealized appreciation (depreciation) of investments	107,855	134,413	44,947
Net realized and unrealized gain (loss) on investments	107,884	134,454	44,998
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$106,772	$129,707	$41,717

*Inception date

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE SIM FUNDS

Statements of Changes in Net Assets

THE SIM FUNDS

	SIM U.S. Core Managed Volatility Fund	SIM Global Core Managed Volatility Fund	SIM Income Fund
	Period December 21, 2018* to April 30, 2019 (unaudited)	Period December 21, 2018* to April 30, 2019 (unaudited)	Period December 21, 2018* to April 30, 2019 (unaudited)

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(1,112)	$(4,747)	$(3,281)
Net realized gain (loss) on investments and distributions of short and long-term realized gains from other investment companies	29	41	51
Net increase (decrease) in unrealized appreciation (depreciation) of investments	107,855	134,413	44,947
Increase (decrease) in net assets from operations	106,772	129,707	41,717

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class Z	2,397,146	3,583,823	4,017,143
Shares redeemed
Class Z	(153,046)	(193,961)	(90,980)
Increase (decrease) in net assets from capital stock transactions	2,244,100	3,389,862	3,926,163

NET ASSETS
Increase (decrease) during period	2,350,872	3,519,569	3,967,880
Beginning of period	—	—	—
End of period	$2,350,872	$3,519,569	$3,967,880

*Inception date

See Notes to Financial Statements

SEMI-ANNUAL REPORT

SIM U.S. Core Managed Volatility Fund

Financial Highlights
Selected Per Share Data for a Share Outstanding Throughout Each Period

	Class Z Shares
	Period December 21, 2018* to April 30, 2019 (unaudited)
Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)(A)	(0.01)
Net realized and unrealized gain (loss) on investments	2.07
Total from investment activities	2.06
Net asset value, end of period	$12.06
Total Return	20.60	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	12.81	%**
Expenses net of fee waiver and reimbursements	2.15	%**
Net investment income (loss)(C)	(0.29	%)**
Portfolio turnover rate	0.00	%***
Net assets, end of period (000’s)	$2,351

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

*Inception date

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

SIM Global Core Managed Volatility Fund

Financial Highlights
Selected Per Share Data for a Share Outstanding Throughout Each Period

	Class Z Shares
	Period December 21, 2018* to April 30, 2019 (unaudited)
Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)(A)	(0.03)
Net realized and unrealized gain (loss) on investments	1.88
Total from investment activities	1.85
Net asset value, end of period	$11.85
Total Return	18.50	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	11.61	%**
Expenses net of fee waiver and reimbursements	2.15	%**
Net investment income (loss)(C)	(0.83	%)**
Portfolio turnover rate	0.00	%***
Net assets, end of period (000’s)	$3,520

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

*Inception date

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

SIM Income Fund

Financial Highlights
Selected Per Share Data for a Share Outstanding Throughout Each Period

	Class Z Shares
	Period December 21, 2018* to April 30, 2019 (unaudited)
Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)(A)	(0.02)
Net realized and unrealized gain (loss) on investments	0.24
Total from investment activities	0.22
Net asset value, end of period	$10.22
Total Return	2.20	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	9.07	%**
Expenses net of fee waiver and reimbursements	2.15	%**
Net investment income (loss)(C)	(0.44	)%**
Portfolio turnover rate	0.00	%***
Net assets, end of period (000’s)	$3,968

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

*Inception date

**Annualized

***Not annualized

SEMI-ANNUAL REPORT

THE SIM FUNDS

Notes To Financial Statements April 30, 2019 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The SIM U.S. Core Managed Volatility Fund (“U.S. Core”), The SIM Global Core Managed Volatility Fund (“Global Core”), and The SIM Income Fund (“Income”) (each a “Fund” and collectively the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Funds commenced operations on December 21, 2018.

The investment objectives of the Funds are as follows:

Fund	Objective
U.S. Core	to achieve long-term capital appreciation while reducing volatility relative to the S&P 500® Index.
Global Core	to achieve long-term capital appreciation while reducing drawdowns relative to the broader global markets.
Income	to provide yield consistent with preservation of capital, while limiting volatility due to changes in interest rates.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

SEMI-ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

Security Valuation

Each Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times. To the extent a Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act, the Fund’s NAV per share is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1.

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2019:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Core Fund
Exchange Traded Funds	$496,139	$—	$—	$496,139
Mutual Funds	1,450,531	—	—	1,450,531
Money Market Funds	386,826	—	—	386,826
	$2,333,496	$—	$—	$2,333,496

Global Core Fund
Exchange Traded Funds	$723,450	$—	$—	$723,450
Mutual Funds	2,192,718	—	—	2,192,718
Money Market Funds	576,469	—	—	576,469
	$3,492,637	$—	$—	$3,492,637

Income Fund
Exchange Traded Funds	$909,150	$—	$—	$909,150
Mutual Funds	2,659,174	—	—	2,659,174
Money Market Funds	360,636	—	—	360,636
	$3,928,960	$—	$—	$3,928,960

Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.

There were no transfers into or out of any levels during the period December 21, 2018 to April 30, 2019. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the period December 21, 2018 to April 30, 2019.

SEMI-ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate. Disbursements made in excess of cash available have been recorded as Due to Custodian in the Statements of Assets & Liabilities, if applicable.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. The Funds are subject to examination by U.S. tax authorities for all tax years since inception.

SEMI-ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications, if any, have no impact on net assets or net asset value per share. As of April 30, 2019, there were no such reclassifications.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, Secure Investment Management, LLC (the “Adviser”) provides investment advisory services for an annual fee on the average daily net assets of the Funds. For its services, the Advisor receives an investment management fee equal to 1.00%, 1.00% and 0.75% of the average daily net assets of the U.S. Core Fund, the Global Core Fund, and the Income Fund, respectively.

For the period December 21, 2018* to April 30, 2019, the Advisor received and waived expenses as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
U.S. Core	1.00%	$3,809	$3,809	$36,908
Global Core	1.00%	5,744	5,744	48,566
Income	0.75%	5,562	5,562	51,495
		$15,115	$15,115	$136,969

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business ) to an annual rate of 2.15% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date that such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Advisor may not terminate these contractual

*Inception date

SEMI-ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

arrangements prior to February 28, 2020. The total amounts of recoverable reimbursements for the Funds as of April 30, 2019 and expiration date are as follows:

Recoverable Reimbursements and Expiration Dates

Fund	2022
U.S. Core	$40,717
Global Core	54,310
Income	57,057

The Trust, on behalf of the Funds, has entered into an Administrative Services Agreement (the ″ASA″) with the Adviser. Pursuant to the ASA, each Fund will pay the Adviser 0.25% on an annualized basis of average daily net assets. For this fee, the Adviser will provide a variety of services, such as: 1) assisting customers with processing shareholder orders; 2) answering questions and handling correspondence for individual accounts; 3) meeting periodically with customers to discuss their investments in the Funds in light of the risk tolerances and assisting in the allocation of assets among the Funds; and 4) assisting the coordination and provision of services to the Funds by the Funds' other service providers. The fees payable under the ASA are separate and distinct from the fees payable to the Adviser under the Advisory Agreement. For the period December 21, 2018* to April 30, 2019, the following fees were paid to the Adviser:

Fund	Administrative Services Fees
U.S. Core	$952
Global Core	1,436
Income	1,854
$4,242

First Dominion Capital Corp. (“FDCC”) acts as the Funds’ principal underwriter and distributor in the continuous public offering of the Funds’ shares. For the period December 21, 2018* to April 30, 2019, FDCC received no commissions, underwriting fees, or CDSC fees from the sale of the Funds’ shares.

SEMI-ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

Commonwealth Fund Services, Inc. (“CFS”), acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the period December 21, 2018* to April 30, 2019, the following fees were paid monthly:

Fund	Administration	Transfer Agent	Accounting
U.S. Core	$9,041	$5,806	$5,801
Global Core	14,581	8,683	9,800
Income	15,825	9,667	9,434
	$39,447	$24,156	$25,035

Certain officers of the Trust are also officers and/or directors of CFS and FDCC. Additionally, PractusTM LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of PractusTM LLP. Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the period December 21, 2018* to April 30, 2019, were as follows:

Fund	Purchases	Sales
U.S. Core	$1,838,815	$—
Global Core	2,781,755	—
Income	3,523,377	—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. No distributions were paid during the period December 21, 2018* to April 30, 2019.

SEMI-ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

As of April 30, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	U.S. Core	Global Core Fund	Income Fund
Accumulated net investment income	$(1,112)	$(4,747)	$(3,281)
Accumulated net realized gain (loss)	29	41	51
Net unrealized appreciation (depreciation) on investments	107,855	134,413	44,947
	$106,772	$129,707	$41,717

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
U.S. Core	$2,225,641	$107,935	$(80)	$107,855
Global Core	3,358,224	135,009	(596)	134,413
Income	3,884,013	45,224	(277)	44,947

SEMI-ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

U.S. Core Fund
Period December 21, 2018* to April 30, 2019 (unaudited)
Class Z
Shares sold	208,159
Shares reinvested	—
Shares redeemed	(13,195)
Net increase (decrease)	194,964

Global Core Fund
Period December 21, 2018* to April 30, 2019 (unaudited)
Class Z
Shares sold	313,981
Shares reinvested	—
Shares redeemed	(16,923)
Net increase (decrease)	297,058

Income Fund
Period December 21, 2018* to April 30, 2019 (unaudited)
Class Z
Shares sold	397,099
Shares reinvested	—
Shares redeemed	(8,967)
Net increase (decrease)	388,132

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. No additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advisory Agreement Renewal

At a meeting held on September 20, 2017, the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the approval of the Investment Advisory Agreement between the Trust and Secure Investment Management, LLC (“SIM”) in regard to the SIM U.S. Core Managed Volatility Fund, the SIM Global Core Managed Volatility Fund and the SIM Income Fund (the “SIM Funds”). The Board also convened to consider the re-approval of the Investment Advisory Agreement, due to a reduction in the advisory fee of the SIM Income Fund from 1.00% to 0.75% per annum of the Fund’s average daily net assets, at a meeting held on November 14-15, 2017, and to consider the approval of the Amended Investment Advisory Agreement (collectively, the “Advisory Agreement”), which was amended to change the name of the SIM Income Balance Fund to the SIM Income Fund, at a meeting held on May 16-17, 2018 (collectively, the “Meetings”). The Board reflected on its discussions regarding the proposed Advisory Agreement, expense limitation agreement and the anticipated manner in which the SIM Funds would be managed with representatives from SIM at the Meetings. Legal counsel to the Trust (“Counsel”) referred to the materials that had been provided in connection with the approval of the Advisory Agreement, and Counsel reviewed the types of information and factors that the Board should consider in order to make an informed decision regarding the approval of the Advisory Agreement.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the SIM Funds, including information presented to the Board in SIM’s presentations in the Meetings, including information regarding the expense limitation arrangements and the manner in which the SIM Funds would be managed. The Board requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to the SIM Funds and their shareholders; (ii) presentations by SIM management addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the SIM Funds; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV of SIM; and (iv) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about SIM, including financial information, a description of personnel and the services provided to the SIM Funds, information on investment advice, performance, summaries of anticipated expenses for the SIM Funds, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information; (iii) the anticipated effect of size on the SIM Funds’ performance and expenses; and (iv) benefits to be realized by SIM from its relationship with the Trust and the SIM Funds. The Board also considered the affiliations of SIM with J.D. Mellberg Financial, an independent insurance and annuity marketing organization and the potential compliance issues that could arise from that affiliation.

In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

1.The nature, extent, and quality of the services to be provided by SIM.

In this regard, the Board considered the responsibilities of SIM under the Advisory Agreement. The Board reviewed the services to be provided by SIM to the SIM Funds including, without limitation, the process for formulating investment recommendations and assuring compliance with the SIM Funds’ investment objectives and limitations; the anticipated coordination of services

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

for the SIM Funds among the service providers, and the anticipated efforts of SIM to promote the SIM Funds and grow assets. The Board considered: SIM’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies and procedures. The Board also considered the financial condition of SIM. The Board considered the measures that SIM had put in place to ensure compliance with applicable law and regulations, including specifically those governing relationships with affiliates of SIM. After reviewing the foregoing and further information from SIM, the Board concluded that the quality, extent, and nature of the services to be provided by SIM were satisfactory and adequate for the SIM Funds.

2.Investment Performance of the SIM Funds.

The Board noted that the SIM Funds have not yet commenced operations. The Board also noted that SIM, over the last twelve months, has managed investment models for clients with objectives similar to those of the SIM Funds.

3.The costs of services to be provided and profits to be realized by SIM from the relationship with the SIM Funds.

In this regard, the Board considered: the financial condition of SIM and the level of commitment to the SIM Funds by the SIM’s principals and the expenses of the SIM Funds, including the nature and frequency of advisory fee payments. The Board compared the fees and expenses of the SIM Funds (including the advisory fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board compared the SIM Funds to other funds anticipated to a select peer group and to the anticipated category of Morningstar. The Board noted that the proposed advisory fee was above the peer group and category averages for each of the SIM Funds, but it indicated that the proposed fees were nonetheless acceptable – the Board noted that generally there were other funds within each peer group and the category as a whole (other than the SIM Income Fund) that had higher advisory fees (i.e., the SIM Funds did not have the highest fees in the peer group or category). The Board noted that the SIM Income Fund was among the highest percentile ranking in the category and toward the high-end percentile ranking for its peer group. Notwithstanding, the Board noted that for each of the Funds, the commitment of SIM in terms of its implementation of the expense cap, the net expense ratio was competitive relative to the peer groups and the categories. The Board noted SIM’s indication at the Meetings that the expense cap would be kept in place for the foreseeable future. The

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Board noted that the operation of the expense cap would effectively cause SIM to have to have substantial waivers of its advisory fees while the SIM Funds’ assets were low at the inception of each of the SIM Funds operations – the effect of which was that the effective advisory rates for each of the SIM Funds would likely be substantially lower than the contractual rate. In light of the services that were to be provided to the SIM Funds and the investment programs that were being made available through the SIM Funds, the Board determined that the advisory fees were within an acceptable range. The Board also noted that the SIM Funds would invest substantially all of their assets in other mutual funds. In this regard, the Board concluded that the advisory fees charged under the Advisory Agreement were based on services provided that are in addition to, rather than duplicable of, the services provided under the investment management agreements of any underlying mutual funds in which the SIM Funds invest. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to SIM were fair and reasonable.

4.The extent to which economies of scale would be realized as the SIM Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the SIM Funds’ investors.

In this regard, the Board considered the SIM Funds’ fee arrangements with SIM. The Board noted that the advisory fee did not include breakpoints and would be a fee of 1.00% for each of the SIM Funds (lowered to 0.75% for the SIM Income Fund). It noted, however, SIM’s agreement to put in place for one-year an expense cap for the SIM Funds in order to make them more competitive. Following further discussion of the SIM Funds’ projected asset levels, expectations for growth, and levels of fees, the Board determined that the SIM Funds’ fee arrangement with SIM was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by SIM.

5.Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the SIM Funds; the basis of decisions to buy or sell securities for the SIM Funds; the substance and administration of SIM’s Code of Ethics and other relevant policies described in SIM’s Form ADV. The Board noted that SIM’s affiliate may be able to benefit by being able to offer annuity and life insurance products to shareholders. It was noted that SIM does not expect to participate in any “soft dollar” arrangements.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. After further discussion and careful review by the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Advisory Agreement for a two-year term.

SEMI-ANNUAL REPORT

THE SIM FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the SIM Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, December 21, 2018 (inception date) and held for the period ended April 30, 2019.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

THE SIM FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value (12/21/18** for Actual and 11/1/18 for Hypothetical)	Ending Account Value (4/30/19)	Annualized Expense Ratio	Expenses Paid During Period*
U.S. Core
Class Z Actual	$1,000.00	$1,206.00	2.15%	$8.45
Class Z Hypothetical***	$1,000.00	$1,014.25	2.15%	$10.74
Global Core
Class Z Actual	$1,000.00	$1,185.00	2.15%	$8.37
Class Z Hypothetical***	$1,000.00	$1,014.25	2.15%	$10.74
Income
Class Z Actual	$1,000.00	$1,022.00	2.15%	$7.74
Class Z Hypothetical***	$1,000.00	$1,014.25	2.15%	$10.74

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 130 days and 181 days in the most recent fiscal period divided by 365 days in the current year for the Actual and Hypothetical, respectively.

**Inception date

***5% return before expenses

Investment Advisor:

Secure Investment Management, LLC
3067 W. Ina Road, Suite 125
Tucson, Arizona 85741

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Legal Counsel:

Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

ITEM 2.

CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.

CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.

DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.

EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 8, 2019

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: July 8, 2019

* Print the name and title of each signing officer under his or her signature.